Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
October 31, 2024
RW42-NPRT1-1224
1.867292.117
Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	409,513	3,992,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	426,879	3,274,161
Fidelity Series Corporate Bond Fund (a)	348,817	3,250,978
Fidelity Series Emerging Markets Debt Fund (a)	33,674	269,054
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,584	78,886
Fidelity Series Floating Rate High Income Fund (a)	5,612	50,451
Fidelity Series Government Bond Index Fund (a)	557,689	5,097,279
Fidelity Series High Income Fund (a)	31,480	272,621
Fidelity Series International Credit Fund (a)	1,631	13,585
Fidelity Series International Developed Markets Bond Index Fund (a)	230,755	2,021,416
Fidelity Series Investment Grade Bond Fund (a)	490,762	4,912,526
Fidelity Series Investment Grade Securitized Fund (a)	351,750	3,127,055
Fidelity Series Long-Term Treasury Bond Index Fund (a)	316,930	1,758,964
Fidelity Series Real Estate Income Fund (a)	4,973	49,927
Fidelity Series Treasury Bill Index Fund (a)	8,367	83,172
TOTAL BOND FUNDS (Cost $31,543,181)		28,252,825

Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	129,382	2,372,875
Fidelity Series Commodity Strategy Fund (a)	1,317	114,894
Fidelity Series Large Cap Growth Index Fund (a)	64,812	1,538,645
Fidelity Series Large Cap Stock Fund (a)	61,370	1,414,577
Fidelity Series Large Cap Value Index Fund (a)	174,677	2,960,781
Fidelity Series Small Cap Core Fund (a)	63,126	767,609
Fidelity Series Small Cap Opportunities Fund (a)	22,112	329,033
Fidelity Series Value Discovery Fund (a)	63,677	1,046,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,423,918)		10,545,267

International Equity Funds - 22.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	43,605	705,957
Fidelity Series Emerging Markets Fund (a)	87,170	817,653
Fidelity Series Emerging Markets Opportunities Fund (a)	168,886	3,273,006
Fidelity Series International Growth Fund (a)	89,925	1,658,209
Fidelity Series International Index Fund (a)	50,312	632,931
Fidelity Series International Small Cap Fund (a)	40,206	717,282
Fidelity Series International Value Fund (a)	129,127	1,663,153
Fidelity Series Overseas Fund (a)	117,540	1,652,615
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,230,809)		11,120,806

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $2,541)	263	2,622

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $34,880)	4.91	34,880	34,880

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $48,235,329)	49,956,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,469)
NET ASSETS - 100.0%	49,937,931

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,516,684	653,233	199,571	21,689	932	21,472	3,992,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,313,197	167,661	173,091	25,288	(11,191)	(22,415)	3,274,161
Fidelity Series Blue Chip Growth Fund	2,424,215	318,856	274,401	209,814	(6,398)	(89,397)	2,372,875
Fidelity Series Canada Fund	662,126	57,556	31,140	-	(125)	17,540	705,957
Fidelity Series Commodity Strategy Fund	423,833	14,565	313,308	11,036	(131,213)	121,017	114,894
Fidelity Series Corporate Bond Fund	3,334,192	189,277	266,491	37,422	(8,192)	2,192	3,250,978
Fidelity Series Emerging Markets Debt Fund	264,474	14,683	12,790	2,611	128	2,559	269,054
Fidelity Series Emerging Markets Debt Local Currency Fund	81,492	2,149	6,102	-	(477)	1,824	78,886
Fidelity Series Emerging Markets Fund	796,934	68,485	66,547	-	1,030	17,751	817,653
Fidelity Series Emerging Markets Opportunities Fund	3,191,434	282,774	300,771	-	6,014	93,555	3,273,006
Fidelity Series Floating Rate High Income Fund	50,018	4,358	3,982	1,160	(5)	62	50,451
Fidelity Series Government Bond Index Fund	5,164,822	327,430	356,400	44,173	880	(39,453)	5,097,279
Fidelity Series Government Money Market Fund	7,641	27,962	723	151	-	-	34,880
Fidelity Series High Income Fund	271,205	14,233	16,903	4,314	29	4,057	272,621
Fidelity Series International Credit Fund	13,290	118	-	118	-	177	13,585
Fidelity Series International Developed Markets Bond Index Fund	1,985,188	113,412	92,930	7,565	323	15,423	2,021,416
Fidelity Series International Growth Fund	1,660,164	109,506	102,570	-	2,481	(11,372)	1,658,209
Fidelity Series International Index Fund	624,615	52,788	34,907	-	1,467	(11,032)	632,931
Fidelity Series International Small Cap Fund	756,366	31,063	58,138	-	871	(12,880)	717,282
Fidelity Series International Value Fund	1,650,261	124,297	82,573	-	6,588	(35,420)	1,663,153
Fidelity Series Investment Grade Bond Fund	5,037,622	271,196	363,071	53,697	(13,977)	(19,244)	4,912,526
Fidelity Series Investment Grade Securitized Fund	3,258,674	163,398	261,253	34,668	(2,859)	(30,905)	3,127,055
Fidelity Series Large Cap Growth Index Fund	1,554,928	88,625	174,277	-	1,690	67,679	1,538,645
Fidelity Series Large Cap Stock Fund	1,416,219	143,005	134,578	72,020	9,388	(19,457)	1,414,577
Fidelity Series Large Cap Value Index Fund	2,911,902	211,885	241,264	-	7,466	70,792	2,960,781
Fidelity Series Long-Term Treasury Bond Index Fund	1,821,401	95,096	120,776	15,684	1,213	(37,970)	1,758,964
Fidelity Series Overseas Fund	1,649,295	134,336	87,066	-	6,211	(50,161)	1,652,615
Fidelity Series Real Estate Income Fund	49,587	2,713	3,229	765	33	823	49,927
Fidelity Series Short-Term Credit Fund	2,588	26	-	27	-	8	2,622
Fidelity Series Small Cap Core Fund	705,151	134,232	54,710	-	(901)	(16,163)	767,609
Fidelity Series Small Cap Opportunities Fund	439,894	42,711	118,561	31,205	13,628	(48,639)	329,033
Fidelity Series Treasury Bill Index Fund	19,553	65,864	2,228	427	-	(17)	83,172
Fidelity Series Value Discovery Fund	1,019,696	90,953	84,391	-	2,266	18,329	1,046,853
	50,078,661	4,018,446	4,038,742	573,834	(112,700)	10,735	49,956,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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